Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2019
Registrant Name	UBS FUNDS
Entity Central Index Key	0000886244
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 01, 2019
Document Effective Date	Nov. 01, 2019
Prospectus Date	Oct. 28, 2019
UBS DYNAMIC ALPHA FUND | CLASS P
Prospectus:
Trading Symbol	BNAYX
UBS DYNAMIC ALPHA FUND | CLASS A
Prospectus:
Trading Symbol	BNAAX
UBS Engage For Impact Fund | Class A
Prospectus:
Trading Symbol	UEIAX
UBS Engage For Impact Fund | Class P
Prospectus:
Trading Symbol	UEIPX
UBS GLOBAL ALLOCATION FUND | CLASS P
Prospectus:
Trading Symbol	BPGLX
UBS GLOBAL ALLOCATION FUND | CLASS A
Prospectus:
Trading Symbol	BNGLX
UBS International Sustainable Equity Fund | CLASS P
Prospectus:
Trading Symbol	BNUEX
UBS International Sustainable Equity Fund | CLASS A
Prospectus:
Trading Symbol	BNIEX
UBS U.S. SMALL CAP GROWTH FUND | CLASS P
Prospectus:
Trading Symbol	BISCX
UBS U.S. SMALL CAP GROWTH FUND | CLASS A
Prospectus:
Trading Symbol	BNSCX
UBS U.S. Sustainable Equity Fund | CLASS P
Prospectus:
Trading Symbol	BPEQX
UBS U.S. Sustainable Equity Fund | Class A
Prospectus:
Trading Symbol	BNEQX
UBS Municipal Bond Fund | Class P
Prospectus:
Trading Symbol	UMBPX
UBS Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	UMBAX
UBS Total Return Bond Fund | Class P
Prospectus:
Trading Symbol	UTBPX
UBS Total Return Bond Fund | Class A
Prospectus:
Trading Symbol	UTBAX
Class A & P Prospectus | UBS All China Equity Fund | Class P
Prospectus:
Trading Symbol	UACPX
Class A & P Prospectus | UBS All China Equity Fund | Class A
Prospectus:
Trading Symbol	UACAX
Class A & P Prospectus | UBS Emerging Markets Equity Opportunity Fund | CLASS P
Prospectus:
Trading Symbol	UEMPX
Class A & P Prospectus | UBS Emerging Markets Equity Opportunity Fund | CLASS A
Prospectus:
Trading Symbol	UEMAX
Class A & P Prospectus | UBS Sustainable Development Bank Bond Fund | Class A
Prospectus:
Trading Symbol	UDBAX
Class A & P Prospectus | UBS Sustainable Development Bank Bond Fund | Class P
Prospectus:
Trading Symbol	UDBPX
P2 Class Prospectus | UBS All China Equity Fund | Class P2
Prospectus:
Trading Symbol	ACPTX
P2 Class Prospectus | UBS Emerging Markets Equity Opportunity Fund | CLASS P2
Prospectus:
Trading Symbol	EMPTX
P2 Class Prospectus | UBS Sustainable Development Bank Bond Fund | Class P2
Prospectus:
Trading Symbol	UDBTX